Note 9 - Derivative Liability (Details) - Derivative Liabilities (USD $)	0 Months Ended		5 Months Ended
	Feb. 12, 2014	Jun. 15, 2012	Jun. 30, 2014
Derivative [Line Items]
Derivative Liability Fair Value (in Dollars)	$ 4,587,566	$ 3,472,549	$ 2,348,484
Conversion Feature [Member]
Derivative [Line Items]
Risk-free interest rate	0.74%	0.29%	0.88%
Expected volatility	211.00%	111.00%	198.00%
Expected Life	3 years	1 year 317 days	2 years 229 days
Expected dividend yield	0.00%	0.00%	0.00%
Derivative Liability Fair Value (in Dollars)	2,951,785	2,295,881	1,508,202
Warrant [Member]
Derivative [Line Items]
Risk-free interest rate	2.80%	0.29%	2.53%
Expected volatility	211.00%	111.00%	198.00%
Expected Life	10 years	1 year 317 days	9 years 211 days
Expected dividend yield	0.00%	0.00%	0.00%
Derivative Liability Fair Value (in Dollars)	$ 1,635,781	$ 1,176,668	$ 840,282